Tax expenses (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of tax expenses [Abstract]
Corporate tax rate	23.00%	23.00%	23.00%